Summary of Significant Accounting Policies (Details Textual) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 13, 2022 USD ($)
Number of Parking Tenants or Operators	15	14	15	14
Unrecognized Tax Benefits, Ending Balance				$ 0	$ 0
Building [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)			39 years
Building [Member] | Maximum [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)			40 years
Land Improvements [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)			15 years
Furniture and Fixtures [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)			5 years
Tenant Improvements and Leasehold Interests [Member] | Maximum [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)			20 years
Tenant Improvements and Leasehold Interests [Member] | Minimum [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)			1 year
SEC Schedule, 12-09, Allowance, Loan and Lease Loss [Member]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount, Ending Balance			$ 100	$ 100
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Parking Facilities, Operator, SP+Corporation [Member]
Concentration Risk, Percentage	61.00%	59.40%	60.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Parking Facilities, Operator, Premier Parking Service, LLC [Member]
Concentration Risk, Percentage	12.40%	13.30%	12.40%	12.60%
Real Estate Owned [Member] | Geographic Concentration Risk [Member] | Cincinnati [Member]
Concentration Risk, Percentage	19.20%		19.20%	20.80%
Real Estate Owned [Member] | Geographic Concentration Risk [Member] | Detroit [Member]
Concentration Risk, Percentage	12.50%		12.50%	13.80%
Real Estate Owned [Member] | Geographic Concentration Risk [Member] | Chicago [Member]
Concentration Risk, Percentage	8.70%		8.70%	9.50%
Real Estate Owned [Member] | Geographic Concentration Risk [Member] | Houston [Member]
Concentration Risk, Percentage	7.80%		7.80%	8.50%
Real Estate Owned [Member] | Geographic Concentration Risk [Member] | Parking Facilities, Operator, Premier Parking Service, LLC [Member]
Concentration Risk, Percentage			59.20%	52.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Parking Facilities, Operator, SP+Corporation [Member]
Concentration Risk, Percentage	57.60%		59.20%
Revolving Credit Facility [Member]
Long-Term Debt, Gross	$ 73,700		$ 73,700
Debt Instrument, Covenant, Fixed Charge Coverage Ratio	1.4		1.4